Supplemental Information On Oil And Gas Exploration And Production Activities (Costs Incurred In Oil And Gas Property Acquisition And Development Activities) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Acquisition	$ 513,904	$ 119,522	$ 17,627
Development of proved undeveloped properties	121,787	123,489	64,652
Exploratory	93,397	3,994	0
Recompletions	24,643	17,259	16,917
Capitalized asset retirement obligation	2,195	1,390	1,328
Total	$ 755,926	$ 265,654	$ 100,524